Other Non-Current Assets, Net - Schedule of Other Non-Current Assets (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Other Assets, Noncurrent Disclosure [Abstract]
Prepayment of long-term equipment and mold model	[1]	$ 3,430,925	$ 3,637,002
Deposits and others	[2]	119,260	116,644
Subtotal		3,550,185	3,753,646
Less: impairment loss		(39,822)
Other non-current assets, net		$ 3,510,363	$ 3,753,646

[1]	Prepayment of long-term equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets when available in the future.
[2]	Deposits are rental security payment to the landlords that the Company will hold for more than one year, which will be refunded upon maturity of the leases.